Fees Summary	Mar. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,870,500.00
Previously Paid Amount	0.00
Total Fee Amount	810.72
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 810.72
Narrative - Max Aggregate Offering Price	$ 5,870,500.00
Final Prospectus	true